Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Assets
Cash and balances at central banks	£ 169,085	[1]	£ 155,902		£ 125,940
Cash collateral and settlement balances	88,085	[2]	97,616
Loans and advances at amortised cost	145,259	[2]	134,267
Reverse repurchase agreements and other similar secured lending	3,177	[2]	8,981
Trading portfolio assets	146,871	[2]	127,664
Financial assets at fair value through the income statement	188,226	[2]	171,761
Derivative financial instruments	262,291	[2]	302,693
Financial assets at fair value through other comprehensive income	45,908	[2]	51,902
Investments in associates and joint ventures	24	[2]	24
Goodwill and intangible assets	1,449	[2]	1,154
Property, plant and equipment	1,248	[2]	1,537
Current tax assets	589	[2]	424
Deferred tax assets	2,981	[2]	2,552
Retirement benefit assets	3,879	[2]	1,814
Other assets	2,706	[2]	1,440
Total assets	1,061,778	[2]	1,059,731		876,700
Liabilities
Deposits at amortised cost	262,828	[2]	244,696
Cash collateral and settlement balances	79,047	[2]	85,549
Repurchase agreements and other similar secured borrowing	12,769	[2]	10,443
Debt securities in issue	48,388	[2]	29,423
Subordinated liabilities	32,185	[2]	32,005		33,425
Trading portfolio liabilities	53,291	[2]	46,139
Financial liabilities designated at fair value	251,131	[2]	249,626
Derivative financial instruments	256,523	[2]	300,580
Current tax liabilities	688	[2]	644
Deferred tax liabilities	6	[2]	225
Retirement benefit liabilities	246	[2]	232
Other liabilities	7,249	[2]	5,251
Provisions	1,110	[2]	1,208
Total liabilities	1,005,461	[2]	1,006,021
Equity
Called up share capital and share premium	2,348	[2]	2,348
Other equity instruments	9,693	[2]	8,621
Other reserves	861	[2]	3,183
Retained earnings	43,415	[2]	39,558
Total equity	56,317	[3]	53,710	[3]	£ 50,615
Total liabilities and equity	£ 1,061,778	[2]	£ 1,059,731

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.